Consolidated Balance Sheets (USD $)	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012
Current assets:
Cash and cash equivalents	$ 49,511	$ 205,154	$ 1,243
Accounts receivable	2,638
Prepaid expenses	60,289	88,609
Inventory	44,607
Total current assets	157,045	293,762	1,243
Security deposit	1,367	1,367
TOTAL ASSETS	158,412	295,129	1,243
Current liabilities:
Accounts payable and accrued expenses	253,386	102,874	2,453
Advances payable	204,500	516,920	6,665
Current portion of convertible notes payable, net of discount of $95,410 and $0, respectively	29,349
Total current liabilities	487,235	619,794	9,118
Convertible notes payable, net of discount of $674,252 and $139,153, respectively.	43,652	27,922
Accrued interest payable	31,949	5,584
TOTAL LIABILITIES	562,836	653,300	9,118
COMMITMENTS AND CONTINGENCIES
Stockholders' Deficit:
Common Stock, $0.0001 par value; 250,000,000 shares authorized; 65,250,000, 62,250,000 and 62,250,000 shares issued and outstanding at April 30, 2014, July 31, 2013 and July 31, 2012, respectively.	6,525	6,225	6,225
Additional paid in capital	981,954	204,350	37,275
Deficit accumulated during development stage	(1,392,903)	(568,746)	(51,375)
TOTAL STOCKHOLDERS' DEFICIT	(404,424)	(358,171)	(7,875)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 158,412	$ 295,129	$ 1,243